Business Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Segment Reporting [Abstract]
Schedule Of Information For Continuing Operations For Each Reportable Segment And Other Operations And Headquarters

	Nine Months Ended September 30,
(In millions)	2014	2013
Revenue:
Terminix	$1,049	$1,012
American Home Shield	637	568
Franchise Services Group	189	175

Reportable Segment Revenue	$1,875	$1,754
Other Operations and Headquarters	5	6

Total Revenue	$1,880	$1,760

	Year Ended December 31,
(In millions)	2013	2012	2011
Revenue:
Terminix	$1,309	$1,265	$1,193
American Home Shield	740	721	687
Franchise Services Group	236	221	220

Reportable Segment Revenue	$2,285	$2,207	$2,100
Other Operations and Headquarters	8	7	5

Total Revenue	$2,293	$2,214	$2,105

Reportable Segment Adjusted EBITDA:(1)
Terminix	$266	$266	$249
American Home Shield	145	117	107
Franchise Services Group	78	70	75

Reportable Segment Adjusted EBITDA	$489	$453	$431

Identifiable Assets:
Terminix	$2,694	$2,592	$2,602
American Home Shield	1,000	976	955
Franchise Services Group	513	510	510

Reportable Segment Identifiable Assets	$4,207	$4,078	$4,067
Other Operations and Headquarters	1,080	1,048	916

Total Identifiable Assets(2)	$5,287	$5,126	$4,983

Depreciation & Amortization Expense:
Terminix	$73	$76	$76
American Home Shield	8	8	27
Franchise Services Group	8	8	9

Reportable Segment Depreciation and Amortization Expense	$89	$92	$112
Other Operations and Headquarters	10	8	9

Total Depreciation & Amortization Expense(3)	$99	$100	$121

Capital Expenditures:
Terminix	$11	$14	$23
American Home Shield	13	15	18
Franchise Services Group	3	2	2

Reportable Segment Capital Expenditures	$27	$31	$43
Other Operations and Headquarters	12	13	9

Total Capital Expenditures	$39	$44	$52

(1)
Presented below is a reconciliation of Adjusted EBITDA to Net (Loss) Income:

(2)      Assets of discontinued operations are not included in the business segment table.

(3)      There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

Schedule Of Reconciliation Of Reportable Segment Adjusted EBITDA To Net Income (Loss)

	Nine Months Ended September 30,
(In millions)	2014	2013
Reportable Segment Adjusted EBITDA:(1)
Terminix	$248	$223
American Home Shield	144	114
Franchise Services Group	58	57

Reportable Segment Adjusted EBITDA	$450	$395

(1)
Presented below is a reconciliation of Reportable Segment Adjusted EBITDA to Net (Loss) Income:

	Nine Months Ended September 30,
(In millions)	2014	2013
Reportable Segment Adjusted EBITDA:
Terminix	$248	$223
American Home Shield	144	114
Franchise Services Group	58	57

Reportable Segment Adjusted EBITDA	$450	$395

Unallocated corporate expenses(a)	$(7)	$(34)
Depreciation and amortization expense	(76)	(74)
Non-cash impairment of software and other related costs	(47)	—
Non-cash stock-based compensation expense	(5)	(3)
Restructuring charges	(7)	(4)
Management and consulting fees	(4)	(5)
Consulting agreement termination fees	(21)	—
(Loss) income from discontinued operations, net of income taxes	(98)	(533)
Benefit (provision) for income taxes	(26)	(43)
Loss on extinguishment of debt	(65)	—
Interest expense	(171)	(186)
Other	—	(1)

Net (Loss) Income	$(76)	$(488)

(a)
Represents the unallocated corporate expenses of Other Operations and Headquarters.

	Year Ended December 31,
(In millions)	2013	2012	2011
Reportable Segment Adjusted EBITDA:
Terminix	$266	$266	$249
American Home Shield	145	117	107
Franchise Services Group	78	70	75

Reportable Segment Adjusted EBITDA	$489	$453	$431

Unallocated corporate expenses(a)	$(39)	$(40)	$(34)
Depreciation and amortization expense	(99)	(100)	(121)
Non-cash impairment of property and equipment	—	(9)	—
Non-cash stock-based compensation expense	(4)	(7)	(8)
Restructuring charges	(6)	(15)	(7)
Management and consulting fees	(7)	(7)	(8)
(Loss) income from discontinued operations, net of income taxes	(549)	(696)	53
Benefit (provision) for income taxes	(43)	8	6
Loss on extinguishment of debt	—	(55)	—
Interest expense	(247)	(245)	(266)
Other	(2)	(1)	—

Net (Loss) Income	$(507)	$(714)	$46

(a)
Represents the unallocated corporate expenses of Other Operations and Headquarters.